Trade Receivables (Details) - Schedule of Lifetime Expected Loss Provision for Trade Receivables	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 MYR (RM)	Jun. 30, 2022 MYR (RM)
Schedule of Lifetime Expected Loss Provision for Trade Receivables [Line Items]
Gross carrying amount	RM 27,940,000		RM 67,461,692	RM 101,155,225
Total impairment	(94,000)
Net carrying amount	27,846,000	$ 5,897,077	67,461,692	101,155,225
Current [Member]
Schedule of Lifetime Expected Loss Provision for Trade Receivables [Line Items]
Gross carrying amount	27,000,000		66,564,259	101,111,250
Total impairment
Net carrying amount	27,000,000		66,564,259	101,111,250
1 to 30 days [Member]
Schedule of Lifetime Expected Loss Provision for Trade Receivables [Line Items]
Gross carrying amount	470,000		814,786	37,177
Total impairment	(23,500)
Net carrying amount	446,500		814,786	37,177
More than 210 days [Member]
Schedule of Lifetime Expected Loss Provision for Trade Receivables [Line Items]
Gross carrying amount	470,000			502
Total impairment	(70,500)
Net carrying amount	RM 399,500			502
31 to 120 days [Member]
Schedule of Lifetime Expected Loss Provision for Trade Receivables [Line Items]
Gross carrying amount			82,647	5,118
Total impairment
Net carrying amount			RM 82,647	5,118
121 to 210 days [Member]
Schedule of Lifetime Expected Loss Provision for Trade Receivables [Line Items]
Gross carrying amount				1,178
Total impairment
Net carrying amount				RM 1,178